Borrowings - Summary of Present value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	S/ 33,488	S/ 128,309
Maturity Period Less than One Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	13,514	66,177
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations	S/ 19,974	61,501
Maturity Period Greater than Five Year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Present value of finance lease obligations		S/ 631